EXECUTION VERSION
INVESTMENT ADVISORY AGREEMENT
THIS INVESTMENT ADVISORY AGREEMENT, dated as of December 1, 2017 (the "Agreement"), by and between ABERDEEN INCOME CREDIT STRATEGIES
FUND (formerly, Avenue Income Credit Strategies
Fund), a Delaware statutory trust (the "Fund") and ABERDEEN ASSET MANAGERS LIMITED (the
"Adviser"), a Scottish corporation registered under the Investment Advisers Act of 1940 (the "Advisers Act"), is authorized and regulated by the Financial Conduct
Authority of the United Kingdom (the "FCA"), and is engaged in the business of rendering investment advisory services to investment companies and other institutional clients.
SECTION l. Appointment and Duties of Adviser. (a)
Subject to the terms and conditions set forth herein, the Fund hereby appoints the Adviser, subject to the review and supervision of the Board of Trustees of the Fund
(the "Board"), to act as the investment adviser for and to manage the investment and reinvestment of the assets of the Fund in accordance with the Fund's stated investment objectives and policies and limitations, and to manage the day-to-day business and affairs of the Fund (except with respect to matters in the charge of the Fund's chief compliance officer or other service providers retained by the Fund), for the period and on the terms set forth in this Agreement. The investment of funds shall be subject to all restrictions of applicable law (unless able to rely on an exemption or exemptive relief) and the Amended and Restated Declaration of Trust and By-Laws of the Fund, and resolutions of the Board as may from time to time be in force and delivered in writing to the Adviser. The Adviser acknowledges and agrees that subject to the supervision and directions of the Trust's Board of Trustees, it shall be responsible for compliance with all disclosure requirements under all applicable federal and state laws and regulations relating to the Fund, including, without limitation, the 1940 Act, and the rules and regulations thereunder, except that the Adviser shall not have liability in connection with information furnished by an unaffiliated sub-adviser, an independent Trustee, independent Trustees' counsel or any other unaffiliated third party to the Fund or to the Adviser.
(b) The Adviser accepts such appointment and agrees during the term of this Agreement to:
(i) supervise the investment activities of the Fund, including advising and consulting with the Board as the Board may reasonably request;
(ii) continuously manage the assets of the Fund in a manner consistent with the stated investment objectives and policies of the Fund;
(iii) determine the securities to be purchased, sold or otherwise disposed of by the Fund and the timing of such purchases, sales and dispositions, including the placing of purchase and sale orders on behalf of the Fund, as necessary or appropriate;
(iv) furnish offices, facilities and equipment to the Fund to the extent necessary for the management of the Fund;
(v) render periodic reports to the Board as the Board may reasonably request regarding the Fund's investment program and the services provided by the Adviser hereunder; and
(vi) exercise or procure the exercise of any proxy voting rights or other powers and discretion conferred on the registered holder or the beneficial owner of any securities in the Fund. 2

(c) The Adviser may delegate any of the foregoing responsibilities to a third party with the consent of the Fund, and with respect to foreign securities, may obtain statistical and other factual information and advice regarding economic factors and trends from its foreign affiliates, and may obtain investment services from the investment advisory personnel of its affiliates located throughout the world to the extent permitted under interpretations of the federal securities law.
(d) The Fund acknowledges that the Adviser makes no warranty that any investments made by the Adviser hereunder will not depreciate in value or at any time not be affected by adverse tax consequences, nor does it give any warranty as to the performance or profitability of the assets or the success of any investment strategy recommended or used by the Adviser.
(e) The Adviser is authorized on behalf of the Fund to establish brokerage, bank and other accounts and agreements.
(f) The Adviser shall regard the Fund as a professional client in respect of its FCA obligations.
SECTION 2. Transactions with Affiliates. The Adviser is authorized on behalf of the Fund, from time to time when deemed to be in the best interests of the Fund and to the extent permitted by applicable law or any exemptions thereto, to purchase and/or sell securities and other instruments which the Adviser or any of its affiliates owns, underwrites, deals in, makes a market in and/or for the issuer thereof performs or seeks to perform investment banking or other services. The Adviser is further authorized, to the extent permitted by applicable law, to select brokers (including any brokers affiliated with the Adviser) for the execution of trades for the Fund.
SECTION 3. Best Execution; Research Services. The
Adviser is authorized, for the purchase and sale of the Fund's portfolio securities and other instruments, to employ such dealers and brokers as may, in the judgment of the Adviser, implement the policy of the Fund to obtain the best execution, taking into account such factors as price, including dealer spread, the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. Consistent with this policy, the Adviser is authorized to direct the execution of the Fund's portfolio transactions to dealers and brokers furnishing statistical information or research deemed by the Adviser to be useful or valuable to the performance of its investment advisory functions for the Fund. It is understood that in these circumstances, as contemplated by Section 28(e) of the Securities
Exchange Act of
1934, as amended, the commissions paid may be higher than those which the Fund might otherwise have paid to another broker if those services had not been provided. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser. It is understood that the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information or research. Research services furnished to the Adviser by brokers who effect transactions for the Fund may be used by the Adviser in servicing other investment companies, funds and accounts which it manages. Similarly, research services furnished to the Adviser by brokers who effect transactions for other investment companies, funds and accounts which the Adviser manages may be used by the Adviser in servicing the Fund. It is understood that not all of these research services are used by the Adviser in managing any particular account, including the Fund.
The Adviser and its affiliates may aggregate purchase or sale orders for the Fund with purchase or sale orders for the same instrument for the accounts of other clients of the Adviser or of its affiliates and the Adviser's own accounts, if such aggregation is consistent with applicable law. However, the Adviser is under no obligation to aggregate any such orders under any circumstances.
SECTION 4. Independent Contractor. The Adviser shall be deemed to be an independent contractor under this Agreement and, unless otherwise expressly provided or authorized, shall have no authority to act for or represent the Fund in any way or otherwise be deemed as agent of the Fund.
SECTION 5. Non-Exclusive Agreement. The services of the Adviser to the Fund under this Agreement are not exclusive, and the Adviser and any of its affiliates or related persons shall be free to render similar services or other services to others. Without limiting the generality of the foregoing, the Adviser and its affiliates are not restricted from forming additional investment funds, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in 3 competition with the Fund or may involve substantial time and resources from the Adviser.
SECTION 6. Fee. (a) For the services described in
Section 1, the Fund will accrue daily and pay to the Adviser in U.S. dollars, within five business days after the end of each calendar month, a monthly investment management fee for such month at an annual rate of 1.25% of the Fund's average daily "Managed Assets" during such month. "Managed Assets" are the total assets of the Fund (including any assets attributable to money borrowed for investment purposes, including proceeds from (and assets subject to) reverse repurchase agreements, any credit facility and any issuance of preferred shares or notes) minus the sum of the Fund's accrued liabilities (other than Fund liabilities incurred for the purpose of leverage).
(b) For purposes of calculating such investment management fee, the value of the Fund's total assets shall be computed at the time and in the manner specified for the calculation of the Fund's total assets in the Fund's Registration Statement on Form N-2 (in the section entitled "Net Asset Value"), as in effect from time to time, filed with the Securities and Exchange
Commission (the "Commission") under the Investment
Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933, as amended. Further, on any day when the value of the Fund's total assets is not calculated, the Fund's total assets, for purposes of calculating the investment management fee, shall be deemed to be the Fund's total assets as of the close of business of the last day on which such calculation was made.
(c) For the month and year in which this Agreement becomes effective or terminates, there shall be an appropriate proration of the Adviser's fee on the basis of the number of days that the Agreement is in effect during such month and year, respectively.
SECTION 7. Expenses. (a) In addition to the fee of the Adviser, the Fund shall pay all of its expenses, including, among others, legal fees and expenses of counsel to the Fund and to the Fund's independent trustees; insurance, including trustees and officers insurance and errors and omissions insurance; auditing and accounting expenses;
taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; other expenses in connection with the issuance, offering and underwriting of shares or debt instruments issued by the Fund or with the securing of any credit facility or other loans for the Fund; expenses relating to investor and public relations; expenses of registering or qualifying securities of the Fund for public sale; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders;
expenses of the dividend reinvestment plan (except for brokerage expenses paid by participants in such plan); compensation and expenses of trustees; costs of stationery; any litigation expenses; and costs of shareholder, Board and other meetings.
(b) The Adviser shall arrange, if acceptable to the Fund, for officers or employees of the Adviser to serve, without compensation from the Fund, as trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by the law.
SECTION 8. Interested Persons. Subject to applicable statutes and regulations, it is understood that trustees, officers, shareholders and agents of the Fund are or may be interested in the Adviser as directors, officers, shareholders, agents or otherwise and that the directors, officers, shareholders and agents of the Adviser may be interested in the Fund as trustees, officers, shareholders, agents or otherwise.
SECTION 9. Liability. (a) The Adviser shall not be liable for any error of judgment or mistake of law, or for any act or omission or any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties
("disabling conduct"). The Adviser may consult with counsel and accountants in respect of the Fund's affairs and shall be fully protected and justified in any action or inaction which is taken in accordance with the advice or opinion of such counsel and accountants; provided, that such counsel or accountants were selected with reasonable care.
(b) The Fund will indemnify the Adviser against, and hold it harmless from, any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses), including any 4 amounts paid in satisfaction of judgments, in compromise or settlement or as fines or penalties, not resulting from disabling conduct by the Adviser. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before which the proceeding was brought that the Adviser was not liable by reason of disabling conduct or (ii) in the absence of such a decision, a determination, based upon a review of the facts, that it would be reasonable to conclude that the Adviser was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of trustees of the Fund who are neither
"interested persons" (as defined in the 1940 Act) of the Fund nor parties to the proceeding ("disinterested non-party trustees") or (b) an independent legal counsel in a written opinion. The Adviser shall be entitled to advances from the Fund for payment of the reasonable expenses (including reasonable counsel fees and expenses) incurred by it in connection with the matter as to which it is seeking indemnification in the manner and to the fullest extent permissible under law. Prior to any such advance, the Adviser shall provide to the Fund a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Fund has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (x) the Adviser shall provide a security in form and amount acceptable to the Fund for its undertaking; (y) the Fund is insured against losses arising by reason of the advance; or (z) a majority of a quorum of disinterested non-party trustees or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Fund at the time the advance is proposed to be made, that there is reason to believe that the Adviser may ultimately be found to be entitled to indemnification.
(c) U.S. federal securities laws impose liabilities under certain circumstances on persons who act in good faith and nothing herein shall constitute a waiver of or limitation on any right which the Fund may have under any applicable securities laws.
SECTION 10. Term. (a) This Agreement shall become effective on the date hereof and shall remain in full force for the two-year period from the effective date hereof unless sooner terminated as hereinafter provided. This Agreement shall continue in force from year to year thereafter, but only for so long as such continuance is specifically approved as least annually in the manner required by the 1940 Act.
(b) This Agreement shall automatically terminate in the event of its assignment (as defined in the 1940 Act). This Agreement may be terminated at any time without the payment of any penalty by the Fund or by the Adviser on sixty (60) days written notice to the other party. The
Fund may effect termination by action of the Board or by vote of a majority of the outstanding voting securities of the Fund, accompanied by appropriate notice.
(c) Termination of this Agreement shall not affect the right of the Adviser to receive payment on any unpaid balance of the compensation described in Section 6 above earned prior to such termination.
SECTION 11. Subadviser. The Adviser may employ one or more subadvisers to perform such of the acts and services of the Adviser, and upon such terms and conditions as may be agreed upon between the Adviser and such subadviser and agreed or approved by the Trustees of the Fund, all as permitted by the 1940 Act.
SECTION 12. Representations and Warranties. The
Adviser represents and warrants that it is duly registered and authorized as an investment adviser under the Investment Advisers Act of 1940, as amended (the
"Advisers Act"), and the Adviser agrees to maintain effective all material registration, authorizations and licenses required for the performance of its duties hereunder, as the case may be, until the termination of this Agreement.
SECTION 13. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder shall not thereby be affected.
SECTION 14. Notices. Any notice, request, instruction, or other document to be given under this Agreement by any party hereto to the other party shall be in writing and, if other than routine business correspondence, delivered by
(i) confirmed facsimile, (ii) registered or certified mail or United States Postal Service Express Mail, (iii) a 5 nationally recognized overnight courier, (iv) hand, or (v) e-mail (so long as a receipt for such e-mail is requested and received). Such writing shall be addressed to a party as set forth below, or to such other address as a party may from time to time designate in any notice. Any notice given hereunder shall be effective upon receipt.
If to the Fund:
Aberdeen Income Credit Strategies Fund
1735 Market Street, 32nd Floor
Philadelphia, Pennsylvania 19103
Attn: Legal
If to the Adviser:
Aberdeen Asset Managers Limited
Bow Bells House, 1 Bread Street
London United Kingdom
EC4M 9HH
Attn: Legal
SECTION 15. Disclaimer. The Adviser acknowledges and agrees that, as provided by Section 8.01 of the Amended and Restated Declaration of Trust of the Fund,
(i) this Agreement has been executed by officers of the Fund in their capacity as officers, and not individually, and (ii) the shareholders, trustees, officers, employees and other agents of the Fund shall not personally be bound by or liable hereunder, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder and that any such resort may only be had upon the assets and property of the Fund.
SECTION 16. Use of the Name "Aberdeen". The Adviser hereby consents to the Fund using the identifying word "Aberdeen" in the name of the Fund. Such consent is expressly conditioned upon the Fund's employment of the Adviser, or its successor, subsidiary, parent or affiliate under common control, as investment adviser to the Fund. As between the Adviser and the Fund, the Adviser any and all goodwill associated with such use shall inure to the sole benefit of the Adviser. The Fund shall use "Aberdeen" solely in the form stipulated by the Adviser and shall observe such standards as the Adviser from time to time prescribes. The Adviser shall have the right to inspect any designation, document or other media bearing "Aberdeen" including any promotional material. The Adviser may from time to time use, or consent to others using, the identifying word "Aberdeen" in any name or for other purpose, including without limitation in the names of other investment companies, corporations or businesses that it may manage, advise, sponsor or own or in which it may have a financial interest. The Fund acknowledges and agrees that the Adviser may require the Fund to cease using the identifying word "Aberdeen" if the Fund ceases to employ the Adviser, or its successor, subsidiary, parent or affiliate under common control, as investment adviser to the Fund.
SECTION 17. Governing Law. All questions concerning the validity, meaning and effect of this Agreement shall be determined in accordance with the laws (without giving effect to the conflict-of-law principles thereof) of the State of Delaware applicable to contracts made and to be performed in that state.
SECTION 18. Force Majeure. The Adviser shall not be liable for the nonperformance of its obligations hereunder by reason of circumstances preventing the Adviser from performance, including, but not limited to, any breakdown or failure of transmission or communication or computer facilities (including, without limitation, hardware or software), internet, firewalls, encryptions systems, security devices, or power supply, postal or other strikes or similar industrial action, the failure of any relevant exchange, clearing house and/or broker for any reason to perform its obligations, government restrictions, exchange or market rulings, suspensions of trading, acts of civil or military authority, national emergencies, 6 riots, terrorism, war or such event of similar nature, labor difficulties, non-performance by a third party not hired or otherwise selected by it to provide services in connection with this Agreement, natural disaster, casualty, elements of nature, fires, earthquakes, floods, or other catastrophes, acts of God, mechanical breakdowns, or malfunctions, failure or disruption of utilities; provided that any such aforementioned reason for nonperformance is beyond the Adviser's reasonable
control. Further, the Adviser shall maintain disaster recovery, business continuity and cybersecurity procedures in effect consistent with those of similar registered investment advisers to mutual funds.
SECTION 19. Miscellaneous. The Fund acknowledges
receipt of Part II of the Adviser's Form ADV, which
states information relative to the Adviser's investment
and brokerage policies and other important matters.
SECTION 20. Counterparts. This Agreement may be
executed in two or more counterparts, each of which
shall
be deemed to be an original, but all of which together
shall constitute one and the same instrument.
SECTION 21. Indulgences, Not Waivers. Neither the
failure nor any delay on the part of a party to exercise
any right, remedy, power or privilege under this
Agreement shall operate as a waiver thereof, nor shall
any single or partial exercise of any right, remedy, power or privilege preclude any other or further exercise of the same or of any other right, remedy, power or privilege, nor shall any waiver or any right, remedy, power or privilege with respect to any occurrence be construed as a waiver of such right, remedy, power or privilege with respect to any other occurrence. No waiver shall be effective unless it is in writing and is signed by the party asserted to have granted such waiver.
SECTION 22. No Third-Party Beneficiaries. This
Agreement does not, and is not intended to, create any third-party beneficiary or otherwise confer any rights, privileges, claims or remedies upon any person other than the parties and their respective successors and
permitted assigns.
[Remainder of Page Intentionally Left Blank]
IN WITNESS WHEREOF, the parties hereto have
caused this Agreement to be executed by their officers designated below on the day and year first above written.
ABERDEEN INCOME CREDIT STRATEGIES FUND
By: ___/s/Randolph Takian__________________
Name: Randolph Takian
Title: Trustee and Chief Executive Officer
ADVISER:
ABERDEEN ASSET MANAGERS LIMITED
By: /s/ Gordon Brough 7

Name: Gordon Brough
Title: Authorised Signatory 8

SUB-ADVISORY AGREEMENT
THIS AGREEMENT is made and entered into as of the 1st day of December, 2017 ("Effective Date"), by and among ABERDEEN INCOME CREDIT STRATEGIES FUND
(formerly, Avenue Income Credit Strategies Fund) (the
"Fund"), a Delaware statutory trust, ABERDEEN ASSET
MANAGERS LIMITED, a Scottish corporation (the
"Adviser") registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and ABERDEEN ASSET MANAGEMENT INC. (the "Sub-
Adviser"), a Delaware corporation and also registered under the Advisers Act.
W I T N E S S E T H:
WHEREAS, the Fund is registered with the U.S.
Securities and Exchange Commission (the "SEC") as a closed-end management investment company under the Investment Company Act of 1940, as amended (the
"1940 Act");
WHEREAS, the Adviser has, pursuant to an Investment
Advisory Agreement with the Fund dated as of the 1st day of December, 2017, as amended, (the "Advisory
Agreement"), been retained to act as investment manager of the Fund;
WHEREAS, the Sub-Adviser represents that it is willing and possesses legal authority to render such services subject to the terms and conditions set forth in this Agreement;
WHEREAS, the Fund and the Adviser each represent that the Advisory Agreement permits the Adviser to, at its expense, employ, consult, or associate with such person or persons as it believes necessary to assist it in carrying out its obligations under the Advisory
Agreement, subject to the requirements of the 1940
Act;
WHEREAS, the Adviser desires to retain the Sub-Adviser to assist it in the provision of a continuous investment program, and the Sub-Adviser is willing to render such services subject to the terms and conditions set forth in this Sub-Advisory Agreement;
NOW, THEREFORE, the parties do mutually agree and promise as follows with respect to the Fund:
1. Appointment as Sub-Adviser. The Adviser hereby appoints the Sub-Adviser to act as sub-adviser to the Fund subject to the supervision of the Adviser and the Board of Trustees of the Fund and subject to the terms of this Agreement; and the Sub-Adviser hereby accepts such appointment. In such capacity, the Sub-
Adviser shall be responsible for assistance with the investment management of the Fund's Assets. It is recognized that the Sub-Adviser and certain of its affiliates now act, and that from time to time hereafter may act, as investment adviser to one or more other investment companies and to fiduciary or other managed accounts and that the Adviser and the Fund cannot object to such activities. 9

2. Duties of Sub-Adviser.
(a) Sub-Advisory Services. The Sub-Adviser is hereby authorized and directed and hereby agrees, subject to the stated investment objective, policies, limitations and restrictions of the Fund, as set forth in the Fund's prospectus and statement of additional information as currently in effect and as supplemented or amended from time to time (collectively referred to hereinafter as the "Registration Statement") and shareholder reports and subject to the directions of the Adviser and the Fund's Board of Trustees, to monitor on a continuous basis the performance of the Fund's assets and to assist the Adviser in conducting a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. The
Adviser agrees to provide the Sub-Adviser with such assistance as may be reasonably requested by the Sub-
Adviser in connection with the Sub-Adviser's activities under this Agreement, including, without limitation, providing information concerning the
Fund, its funds available, or to become available, for investment and generally as to the conditions of the Fund or the Fund's affairs.
(b) Compliance with Applicable Laws, Governing
Documents and Fund Compliance Procedures. In the performance of its services under this Agreement, the Sub-Adviser shall act in conformity with: (i) the Fund's Registration Statement and investment objective, policies, limitations and restrictions; (ii) the Fund's Amended and Restated Declaration of Trust and By-Laws as currently in effect and, as soon as practical after the Fund or the Adviser notifies the Sub-Adviser thereof, as supplemented, amended and/or restated from time to time (referred to hereinafter as the "Declaration" and "By-Laws," respectively); (iii) the policies and procedures for compliance by the Fund with the Federal Securities
Laws (as that term is defined in Rule 38a-1 under the 1940 Act) provided to the Sub-Adviser (together, the "Fund Compliance Procedures"); and (iv) with the instructions and directions received in writing from the Adviser or the Trustees of the Fund. The Sub-
Adviser in performing its services under this Agreement will conform to, and comply with, the requirements of the 1940 Act, the Internal Revenue
Code of 1986, as amended (the "Code"), and all other applicable federal and state laws and regulations.
Without limiting the preceding sentence, the Adviser promptly shall notify the Sub-Adviser as to any act or omission of the Sub-Adviser hereunder that the Adviser reasonably deems to constitute or to be the basis of any noncompliance or nonconformance with any of the Fund's Declaration and By-Laws, the Registration Statement and Fund Compliance
Procedures, the instructions and directions received in writing from the Adviser or the Trustees of the Fund or the 1940 Act, the Code, and all other applicable federal and state laws and regulations.
Notwithstanding the foregoing, the Adviser shall remain responsible for ensuring the Fund's overall compliance with the 1940 Act, the Code and all other applicable federal and state laws and regulations and the Sub-Adviser is only obligated to comply with this subsection (b) with respect to the investment management services it provides. The Adviser will promptly provide the Sub-Adviser with a copy of the minutes of the meetings or resolutions of the Board of Trustees of the Fund to the extent they may affect the Fund or the services of the Sub-Adviser, copies of any financial statements or reports made by the Fund to its shareholders, and any further materials or information which the Sub-Adviser may reasonably request to enable it to perform its functions under this Agreement. 10

Quarterly and annual tax compliance tests are performed to ensure that the
Fund is in compliance with Subchapter M and Section 817(h) of the Code. In connection with such compliance tests, the Adviser shall inform the Sub-Adviser at least ten (10) business days prior to a calendar quarter end if the Fund's assets are out of compliance with the diversification requirements under either Subchapter M or Section 817(h). If the Adviser notifies the Sub-Adviser that the Fund's assets are not in compliance with such requirements noted above, the Sub-Adviser will take prompt action to assist the Adviser with bringing the Fund back into compliance within the time permitted under the Code thereunder.
The Adviser will provide the Sub-Adviser with reasonable advance notice of any change in the Fund's investment objectives, policies, limitations and restrictions, and the Sub-Adviser shall, in the performance of its duties and obligations under this Agreement, manage the Fund's assets consistent with such changes, as soon as practical after the Fund or the Adviser notifies the Sub-Adviser thereof and provided that the Sub-Adviser has received prompt notice of the effectiveness of such changes from the Fund or the Adviser. In addition to such notice, the Adviser shall provide to the Sub-Adviser a copy of the document(s) reflecting such changes. The Adviser acknowledges that the
Fund will at all times be in compliance with all disclosure requirements under all applicable federal and state laws and regulations relating to the Fund, including, without limitation, the 1940 Act, and the rules and regulations thereunder, and that the Sub-Adviser shall have no liability in connection therewith, except as to the accuracy of material information furnished in writing by the Sub-Adviser to the Fund or to the Adviser specifically for inclusion in such materials. The Sub-Adviser hereby agrees to provide to the Adviser in a timely manner such information relating to the Sub-Adviser and its relationship to, and actions for, the Fund as may be required by the Fund or the Adviser.
In order to assist the Fund and the Fund's Chief
Compliance Officer (the "Fund CCO") to satisfy the
requirements contained in Rule 38a-1 under the 1940
Act, the Sub-Adviser shall provide to the Fund CCO: (i)
direct access to the Sub-Adviser's chief compliance
officer (the "Sub-Adviser CCO"), as reasonably
requested by the Fund CCO; (ii) quarterly reports
confirming that the Sub-Adviser has complied with the
Fund Compliance Procedures in managing the Fund's
assets; and (iii) quarterly certifications that there were
no Material Compliance Matters (as that term is defined
by Rule 38a-1(e)(2)) that arose under the Fund
Compliance Procedures that related to the Sub-
Adviser's management of the Fund's assets. In addition,
the Sub-Adviser will provide sub-certifications, upon
request, with respect to Forms N-CSR and N-Q filings for
the Fund.
(c) Sub-Adviser Compliance Policies and Procedures.
The Sub-Adviser shall promptly provide the Fund
CCO with copies of: (i) the Sub-Adviser's policies
and procedures for compliance by the Sub-Adviser
with the Federal Securities Laws (together, the "Sub-
Adviser Compliance Procedures"), and (ii) any
material changes to the Sub-Adviser Compliance
Procedures. The Sub-Adviser shall cooperate fully
with the Fund CCO so as to facilitate the Fund CCO's
performance of the Fund CCO's responsibilities under
Rule 38a-1 to review, evaluate and report to the
Fund's Board of Trustees on the operation of the Sub-
Adviser Compliance Procedures, and shall promptly
report to the Fund CCO any Material Compliance
Matter arising under the Sub-Adviser Compliance
Procedures involving the Sub-Adviser's management
of the Fund's Assets. The Sub-Adviser shall provide
to the Fund CCO: (i) quarterly reports confirming the
Sub-Adviser's compliance with the Sub-Adviser
Compliance Procedures in managing the Fund's
assets, and (ii) certifications that there were no
Material Compliance Matters involving the Sub-
Adviser that arose under the Sub-Adviser Compliance
Procedures that affected the Fund's assets. At least
annually, the Sub-Adviser shall provide a certification
to the Fund CCO to the effect that the Sub-Adviser
has in place and has implemented policies and
procedures that are reasonably designed to ensure
compliance by the Sub-Adviser with the Federal
Securities Laws.
(d) Voting of Proxies. The Adviser may delegate to
the Sub-Adviser the Adviser's discretionary authority
to exercise voting rights with respect to the securities
11

and other investments in the Fund's assets and authorizes the Sub-Adviser to delegate further such discretionary authority to a designee identified in a notice given to the Fund and the Adviser. The Sub-
Adviser, including without limitation its designee, shall have the power to vote, either in person or by proxy, all securities that have been so delegated, and shall not be required to seek or take instructions from, the Adviser or the Fund or take any action with respect thereto. If both the Sub-Adviser and another entity managing assets of the Fund have invested the Fund's assets in the same security, the Sub-Adviser and such other entity will each have the power to vote its pro rata share of the Fund's security.
The Sub-Adviser has established a written procedure for proxy voting in compliance with current applicable rules and regulations, including but not limited to Rule 30b1-4 under the 1940 Act. The Sub-Adviser has provided the Adviser a copy of such procedure and has established a process for the timely distribution of the Sub-Adviser's voting record with respect to the Fund's securities and other information necessary for the Fund to complete information Form N-PX under the 1940 Act, Form N-Q under the 1940 Act, and Form N-CSR under the 1940 Act, respectively.
(e) Agent. Subject to any other written instructions of the Adviser or the Fund, the Sub-Adviser is hereby appointed the Adviser's and the Fund's agent and attorney-in-fact for the limited purposes of executing account documentation, agreements, contracts and other documents as the Sub-Adviser shall be requested by brokers, dealers, counterparties and other persons in connection with its management of the Fund's assets. The Sub-Adviser agrees to provide the Adviser and the Fund with copies of any such agreements executed on behalf of the Adviser or the Fund.
(f) Brokerage. The Sub-Adviser is authorized, subject to the supervision of the Adviser and the plenary authority of the Fund's Board of Trustees, to establish and maintain accounts on behalf of the Fund with, and place orders for the investment and reinvestment, including without limitation purchase and sale of the Fund's assets that the Adviser and Sub-Adviser mutually agree shall be traded by the Sub-Adviser with or through, such persons, brokers (including, to the extent permitted by applicable law, any broker affiliated with the Sub-Adviser) or dealers
(collectively "Brokers") as the Sub-Adviser may elect and negotiate commissions to be paid on such transactions. The Sub-Adviser, however, is not required to obtain the consent of the Adviser or the Fund's Board of Trustees prior to establishing any such brokerage account. The Sub-Adviser shall place all orders for the purchase and sale of portfolio investments that are agreed to with the Adviser to be assigned to the Sub-Adviser for trading for the Fund's account with Brokers selected by the Sub-Adviser. In the selection of such Brokers and the placing of such orders, the Sub-Adviser shall seek to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services, as provided below. In using its reasonable efforts to obtain for the Fund the most favorable price and execution available, the Sub-
Adviser, bearing in mind the best interests of the Fund at all times, shall consider all factors it deems relevant, including price, the size of the transaction, the breadth and nature of the market for the security, the difficulty of the execution, the amount of the commission, if any, the timing of the transaction, market prices and trends, the reputation, experience and financial stability of the Broker involved, and the quality of service rendered by the Broker in other transactions. Notwithstanding the foregoing, neither the Fund nor the Adviser shall instruct the Sub-
Adviser to place orders with any particular Broker(s) with respect to any trades being 12 executed by the Sub-Adviser. Subject to such policies
as the Trustees may determine, or as may be mutually
agreed to by the Adviser and the Sub-Adviser, the
Sub-Adviser is authorized but not obligated to cause,
and shall not be deemed to have acted unlawfully or to
have breached any duty created by this Agreement or
otherwise solely by reason of its having caused, the
Fund to pay a Broker that provides brokerage and
research services (within the meaning of Section 28(e)
of the Securities Exchange Act of 1934 (the "1934
Act")) to the Sub-Adviser an amount of commission
for effecting an investment transaction that is in
excess of the amount of commission that another
Broker would have charged for effecting that
transaction if, but only if, the Sub-Adviser determines
in good faith that such commission was reasonable in
relation to the value of the brokerage and research
services provided by such Broker viewed in terms of
either that particular transaction or the overall
responsibility of the Sub-Adviser with respect to the
accounts as to which it exercises investment discretion
and that the total commissions paid by the Fund with
respect to Fund's assets will be reasonable in relation
to the benefits to the Fund in the long term.
It is recognized that the services provided by such Brokers may be useful to the Sub-Adviser in connection with the Sub-Adviser's services to other clients. On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund with respect to the Fund's assets as well as other clients of the Sub-Adviser, the Sub-Adviser, to the extent permitted by applicable laws and regulations, and subject to any applicable procedures adopted by the Board of Trustees, may, but shall be under no obligation to, aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of securities so sold or purchased, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner the Sub-Adviser considers to be the most equitable and consistent with its fiduciary obligations to each Fund and to such other clients. It is recognized that in some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for, or disposed of by, the Fund with respect to the Fund's assets.
(g) Securities Transactions. The Sub-Adviser and any
affiliated person of the Sub-Adviser will not purchase
securities or other instruments from or sell securities
or other instruments to the Fund; provided, however,
the Sub-Adviser or any affiliated person of the Sub-
Adviser may purchase securities or other instruments
from or sell securities or other instruments to the Fund
if such transaction is permissible under applicable
laws and regulations, including, without limitation,
the 1940 Act and the Advisers Act and the rules and
regulations promulgated thereunder.
The Sub-Adviser acknowledges that the Adviser and
the Fund may rely on Rule 17a-7, Rule 17a-10, Rule
10f-3, Rule 12d3-1 and Rule 17e-1 under the 1940
Act, and the Sub-Adviser hereby agrees that it shall
not consult with any other subadviser to the Fund (if
any) with respect to transactions in securities for the
Fund's assets.
The Sub-Adviser, on its own behalf and with respect to its Access Persons (as defined in subsection (e) of Rule 17j-1 under the 1940 Act), agrees to observe and comply with Rule 17j-1 and its Code of Ethics (which shall comply in all material respects with Rule 17j-1), as the same may be amended from time to time. Every quarter, the Sub-Adviser will comply with the reporting requirements of Rule 17j-1, which may include either (i) certifying to the Adviser that the Sub-Adviser and its Access Persons have complied with the Sub-Adviser's Code of Ethics with respect to the Fund's assets or (ii) identifying any violations which have occurred with respect to the Fund's assets. The Sub-Adviser will have also submitted its Code of Ethics for its initial approval by the Board of Trustees no later than the date of execution of this agreement and subsequently within six months of any material change thereto.
(h) Books and Records. The Sub-Adviser shall
maintain separate detailed records as are required by
applicable laws and regulations of all matters
hereunder pertaining to the Fund's assets (the "Fund's
Records"), including, without limitation, brokerage
and other records of all securities transactions. In
compliance with the requirements of Rule 31a-3 under
the 1940 Act, the Sub-Adviser hereby agrees that all
13

records which it maintains for the Fund are the property of the Fund, agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act any records that it maintains for the Fund and that are required to be maintained by Rule 31a-1 under the 1940 Act, and further agrees to surrender promptly to the Fund any records which it maintains for the Fund upon request by the Fund (except that the Sub-
Adviser, at its own expense, is entitled to make and keep a copy of the Fund's Records for its internal files). The Fund's Records shall be available to the Adviser or the Fund at any time upon reasonable request during normal business hours and shall be available for telecopying promptly to the Adviser during any day that the Fund is open for business as set forth in the Registration Statement.
(i) Information Concerning Fund's assets and Sub-
Adviser. From time to time as the Adviser or the Fund reasonably may request in good faith, the Sub-Adviser will furnish the requesting party reports on portfolio transactions and reports on its management services provided with respect to the Fund's assets, all in such reasonable detail as the parties may reasonably agree in good faith. The Sub-Adviser will also inform the Adviser prior to any such change of material changes in portfolio managers responsible for Fund's assets, any changes in the ownership or management of the Sub-Adviser, or of material changes in the control of the Sub-Adviser. Upon the Fund's or the Adviser's reasonable request, the Sub-Adviser will make available its officers and employees to meet with the Fund's Board of Trustees to review its management services provided with respect to the Fund via telephone on a quarterly basis and on a less frequent basis as agreed upon by the parties in person.
Subject to the other provisions of this Agreement, the Sub-Adviser will also provide such information or perform such additional acts with respect to the Fund's assets as are reasonably required for the Fund or the Adviser to comply with their respective obligations under applicable laws, including without limitation, the Code, the 1940 Act, the Advisers Act, and the Securities Act of 1933, as amended, and any rule or regulation thereunder.
(j) Custody Arrangements. The Fund or the Adviser shall notify the Sub-Adviser of the identities of its custodian banks and the custody arrangements therewith with respect to the Fund's assets and shall give the Sub-Adviser written notice of any changes in such custodian banks or custody arrangements. The
Sub-Adviser shall on each business day provide the Adviser and the Fund's custodian such information as the Adviser and the Fund's custodian may reasonably request in good faith relating to all transactions concerning the Fund's assets. The Fund shall instruct its custodian banks to (A) carry out all investment instructions as may be directed by the Sub-Adviser with respect to the Fund's assets (which instructions may be orally given if confirmed in writing); and (B) provide the Sub-Adviser with all operational information necessary for the Sub-Adviser to trade the Fund's assets on behalf of the Fund. The Sub-Adviser shall have no liability for the acts or omissions of the authorized custodian(s), unless such act or omission is required by and taken in reliance upon instructions given to the authorized custodian(s) by a representative of the Sub-Adviser properly authorized
(pursuant to written instruction by the Adviser) to give such instructions.
(k) Valuation of Fund's assets. The Sub-Adviser agrees to monitor the Fund's assets and to notify the Adviser or its designee on any day that the Sub-
Adviser determines that a significant event has occurred with respect to one or more securities held by the Fund. As requested by the Adviser or the Fund's Valuation Committee, the 14

Sub-Adviser hereby agrees to provide additional assistance to the Valuation Committee of the Fund, the Adviser and the Fund's pricing agents in valuing
Fund's assets held in the portfolio. Such assistance may include fair value pricing of portfolio securities, as requested by the Adviser. The Sub-Adviser agrees that it will act, at all times, in accordance with the Fund's Valuation Procedures, and will provide such certifications or sub-certifications relating to its compliance with the Fund's Valuation Procedures as reasonably may be requested, from time to time, by the Adviser or the Fund. The Sub-Adviser agrees that it will regularly reconcile its portfolio holdings list for the Fund against the portfolio holdings list provided by the Fund's service providers and alert the Adviser in the event that the Sub-Adviser's list does not match the list provided by the Fund's service providers.
The Sub-Adviser also will provide such information or perform such additional acts as are customarily performed by a Sub-Adviser and may be required for a Fund or the Adviser to comply with their respective obligations under applicable federal securities laws, including, without limitation, the 1940 Act, the Advisers Act, the 1934 Act, the Securities Act, and any rule or regulation thereunder.
3. Independent Contractor. In the performance of its services hereunder, the Sub-Adviser is and shall be an independent contractor and unless otherwise expressly provided herein or otherwise authorized in writing, shall have no authority to act for or represent the Fund, the Fund or the Adviser in any way or otherwise be deemed an agent of the Fund, the Fund or the Adviser.
4. Expenses. During the term of this Agreement, the Sub-Adviser will pay all expenses and overhead incurred by it in connection with its activities under this Agreement. The Sub-Adviser shall, at its sole expense, employ or associate itself with such persons as it believes to be particularly fitted to assist it in the execution of its duties under this Agreement. The Sub-Adviser shall not be responsible for the Fund's or the Adviser's expenses, which shall include, but not be limited to, the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased for the Fund and any losses incurred in connection therewith, expenses of holding or carrying Fund's assets, including, without limitation, expenses of dividends on stock borrowed to cover a short sale and interest, fees or other charges incurred in connection with leverage and related borrowings with respect to the Fund's assets, organizational and offering expenses (which include, but are not limited to, out-of-pocket expenses, but not overhead or employee costs of the Sub-Adviser); expenses for legal, accounting and auditing services; taxes and governmental fees; dues and expenses incurred in connection with membership in investment company organizations; costs of printing and distributing shareholder reports, proxy materials, Registration Statements, stock certificates and distribution of dividends; charges of the Fund's custodians and sub-custodians, administrators and sub-administrators, registrars, transfer agents, dividend disbursing agents and dividend reinvestment plan agents; payment for portfolio pricing services to a pricing agent, if any; registration and filing fees of the SEC; expenses of registering or qualifying securities of the Fund for sale in the various states; freight and other charges in connection with the shipment of the Fund's portfolio securities; fees and expenses of non-interested
Trustees; salaries of shareholder relations personnel;
costs of shareholders meetings; insurance; interest; brokerage costs; and litigation and other extraordinary or non-recurring expenses of the Fund. The Fund or the Adviser, as the case may be, shall reimburse the Sub-Adviser for any expenses of the Fund or 15 the Adviser as may be reasonably incurred by such Sub-Adviser on behalf of the Fund or the Adviser, it being understood that the Fund will not reimburse the Sub-Adviser for any expenses for which the Fund would not be responsible under the Advisory
Agreement. The Sub-Adviser shall keep and supply to the Fund and the Adviser reasonable records of all such expenses.
5. Compensation. For services provided pursuant to this Agreement, the Sub-Adviser is entitled to the fee listed for the Fund on Exhibit A hereto. In any month in which fees are to be paid to the Sub-Adviser, such fees will be paid by the Adviser no later than the twentieth (20th) business day following the end of the month.
6. Representations and Warranties of Sub-Adviser.
The Sub-Adviser represents and warrants to the Adviser and the Fund as follows:
(a) The Sub-Adviser is registered as an investment adviser under the Advisers Act;
(b) The Sub-Adviser is registered as a Commodity
Trading Advisor under the Commodity Exchange Act, as amended (the "CEA"), with the Commodity
Futures Trading Commission (the "CFTC"), or is not required to file such registration;
(c) The Sub-Adviser is a corporation duly organized and operating under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as it is now being conducted and as proposed to be conducted hereunder;
(d) The execution, delivery and performance by the Sub-Adviser of this Agreement are within the Sub-
Adviser's powers and have been duly authorized by all necessary actions of its directors or shareholders, and no action by, or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub-Adviser for execution, delivery and performance by the Sub-Adviser of this Agreement, and the execution, delivery and performance by the Sub-Adviser of this Agreement do not contravene or constitute a violation of, or a material default under,
(i) any provision of applicable law, rule or regulation,
(ii) the Sub-Adviser's governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Sub-Adviser; and
(e) The Form ADV of the Sub-Adviser provided to the Adviser and the Fund is a true and complete copy of the form, including that part or parts of the Form ADV filed with the SEC, that part or parts maintained in the records of the Adviser, and/or that part or parts provided or offered to clients, in each case as required under the Advisers Act and rules thereunder, and the information contained therein is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading.
7. Representations and Warranties of Adviser. The
Adviser represents and warrants to the Sub-Adviser as follows:
(a) The Adviser is registered as an investment adviser under the Advisers Act; 16

(b) The Adviser is registered as a Commodity Trading
Advisor under the Commodity Exchange Act, as amended (the "CEA"), with the Commodity Futures
Trading Commission (the "CFTC"), or is not required to file such registration;
(c) The Adviser is a company duly organized and validly existing under the laws of Scotland with the power to own and possess its assets and carry on its business as it is now being conducted and as proposed to be conducted hereunder, is regulated by the Financial Conduct Authority of the United Kingdom, and is engaged in the business of rendering investment advisory services to investment companies and other institutional clients;
(d) The execution, delivery and performance by the Adviser of this Agreement are within the Adviser's powers and have been duly authorized by all necessary action on the part of its directors or shareholders, and no action by, or in respect of, or filing with, any governmental body, agency or official is required on the part of the Adviser for the execution, delivery and performance by the Adviser of this Agreement, and the execution, delivery and performance by the Adviser of this Agreement do not contravene or constitute a violation of, or a material default under, (i) any provision of applicable law, rule or regulation, (ii) the Adviser's governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Adviser;
(e) The Form ADV of the Adviser provided to the Sub-Adviser and the Fund is a true and complete copy of the form, including that part or parts of the Form
ADV filed with the SEC, that part or parts maintained in the records of the Adviser, and/or that part or parts provided or offered to clients, in each case as required under the Advisers Act and rules thereunder, and the information contained therein is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading;
(f) The Adviser acknowledges that it received a copy of the Sub-Adviser's Form ADV prior to the execution of this Agreement; and
(g) The Adviser and the Fund have duly entered into the Advisory Agreement pursuant to which the Adviser may, at its expense, employ, consult, or associate with itself such person or persons as it believes necessary to assist it in carrying out its obligations under the Advisory Agreement.
8. Representations and Warranties of the Fund. The
Fund represents and warrants to the Adviser and the Sub-Adviser as follows:
(a) The Fund is a statutory trust duly formed and validly existing under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as it is now being conducted and as proposed to be conducted hereunder;
(b) The Fund is registered as an investment company under the 1940 Act and has elected to qualify and has qualified as a regulated investment company under the Code, and the Fund's shares are registered under the Securities Act; 17

(c) The execution, delivery and performance by the Fund of this Agreement are within the Fund's powers and have been duly authorized by all necessary action on the part of the Fund and its Board of Trustees, and no action by, or in respect of, or filing with, any governmental body, agency or official is required on the part of the Fund for the execution, delivery and performance by the Adviser of this Agreement, and the execution, delivery and performance by the Fund of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Fund's governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Fund; and
(d) The Fund acknowledges that it received a copy of the Sub-Adviser's Form ADV prior to the execution of this Agreement.
9. Survival of Representations and Warranties; Duty to Update Information. All representations and warranties made by the Sub-Adviser, the Adviser and the Fund pursuant to the recitals above and Sections 6, 7 and 8, respectively, shall survive for the duration of this Agreement and the parties hereto shall promptly notify each other in writing upon becoming aware that any of the foregoing representations and warranties are no longer true or accurate in all material respects.
10. Liability.
The Sub-Adviser shall exercise its best judgment in rendering its services in accordance with the terms of this Agreement, but otherwise, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or a reckless disregard of its duties hereunder, the Sub-Adviser, each of its affiliates and all respective partners, officers, directors and employees ("Affiliates") and each person, if any, who within the meaning of the Securities Act controls the Sub-Adviser ("Controlling Persons") other than the Adviser, if any, shall not be subject to any expenses or liability to the Adviser, any other subadviser to the Fund or the Fund or any of its shareholders, in connection with the matters to which this Agreement relates, including without limitation for any losses that may be sustained in the purchase, holding or sale of Funds assets, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940
Act). The Adviser shall exercise its best judgment in rendering its obligations in accordance with the terms of this Agreement, but otherwise (except as set forth in Section 10(c) below), in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or a reckless disregard of its duties hereunder, the Adviser, any of its Affiliates and each of the Adviser's Controlling Persons, if any, shall not be subject to any liability to the Sub-Adviser, for any act or omission in the case of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of the Fund's assets. Notwithstanding the foregoing, nothing herein shall relieve the Adviser and the Sub-
Adviser from any of their obligations under applicable law, including, without limitation, the federal and state securities laws and the CEA.
11. Duration and Termination.
(a) Duration. Unless sooner terminated, this Agreement shall continue for an initial two year period from the Effective Date, and thereafter shall continue 18 automatically for successive annual periods, provided
that such continuance is specifically approved at least
annually by the Fund's Board of Trustees or a vote of
the lesser of (a) 67% of the shares of the Fund
represented at a meeting if holders of more than 50%
of the outstanding shares of the Fund are present in
person or by proxy or (b) more than 50% of the
outstanding shares of the Fund; provided further that
in either event its continuance also is approved by a
majority of the Fund's Trustees who are not
"interested persons" (as defined in the 1940 Act) of
any party to this Agreement, by vote cast in person at
a meeting called for the purpose of voting on such
approval.
(b) Termination. Notwithstanding whatever may be
provided herein to the contrary, this Agreement may
be terminated at any time with respect to the Fund,
without payment of any penalty:
(i) By vote of a majority of the Fund's Board of
Trustees, or by "vote of a majority of the outstanding
voting securities" of the Fund (as defined in the 1940
Act), or by the Adviser, in each case, upon written
notice to the Sub-Adviser;
(ii) By any party hereto immediately upon written
notice to the other parties in the event of a breach of
any provision of this Agreement by either of the other
parties; or
(iii) By the Sub-Adviser upon 90 days' written notice
to the Adviser and the Fund.
This Agreement shall not be assigned (as such term is
defined in the 1940 Act) and shall terminate
automatically in the event of its assignment or upon the
termination of the Advisory Agreement.
12. Duties of the Adviser. The Adviser shall continue
to have responsibility for all services to be provided to
the Fund pursuant to the Advisory Agreement and
shall oversee and review the Sub-Adviser's
performance of its duties under this Agreement.
Nothing contained in this Agreement shall obligate the
Adviser to provide any funding or other support for
the purpose of directly or indirectly promoting
investments in the Fund.
13. Amendment. This Agreement may be amended by
mutual consent of the parties, provided that the terms
of any material amendment shall be approved by: (a)
the Fund's Board of Trustees or by a vote of a
majority of the outstanding voting securities of the
Funds (as required by the 1940 Act), and (b) the vote
of a majority of those Trustees of the Fund who are
not "interested persons" of any party to this
Agreement cast in person at a meeting called for the
purpose of voting on such approval, if such approval
is required by applicable law.
14. Confidentiality. Subject to the duties of the
Adviser, the Fund and the Sub-Adviser to comply
with applicable law, including any demand of any
regulatory or taxing authority having jurisdiction, the
parties hereto shall treat as confidential and shall not
disclose any and all information pertaining to the
Fund and the actions of the Sub-Adviser, the Adviser
and the Fund in respect thereof; except to the extent:
(a) Authorized. The Adviser or the Fund has
authorized such disclosure; 19

(b) Court or Regulatory Authority. Disclosure of such information is expressly required or requested by a court or other tribunal of competent jurisdiction or applicable federal or state regulatory authorities;
(c) Publicly Known Without Breach. Such
information becomes known to the general public without a breach of this Agreement or a similar confidential disclosure agreement regarding such information;
(d) Already Known. Such information already was known by the party prior to the date hereof;
(e) Received From Third Party. Such information was or is hereafter rightfully received by the party from a third party (expressly excluding the Fund's custodian, prime broker and administrator) without restriction on its disclosure and without breach of this Agreement or of a similar confidential disclosure agreement regarding them; or
(f) Independently Developed. The party independently developed such information.
15. Notice. Any notice that is required to be given by the parties to each other under the terms of this Agreement shall be in writing, delivered, or mailed postpaid to the other parties, or transmitted by facsimile with acknowledgment of receipt, to the parties at the following addresses or facsimile numbers, which may from time to time be changed by the parties by notice to the other party:
(a) If to the Subadviser:
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103
Attention: Legal Department
Email: legal.us@aberdeen-asset.com
Facsimile: (215) 405-5700
(b) If to the Adviser:
Aberdeen Asset Managers Limited
Bow Bells House
1 Bread Street
London, United Kingdom
EC4M 9HH
Attention: Legal Department
Email: legal.uk@aberdeen-asset.com
Facsimile: 44-207-463-6001 20

(c) If to the Fund:
Aberdeen Income Credit Strategies Fund
1735 Market Street, 32nd Floor
Philadelphia, PA 19103
Attention: President of the Funds
Facsimile: (215) 405-5700
16. Jurisdiction. This Agreement shall be governed by and construed in accordance with substantive laws of the State of Delaware without reference to choice of law principles thereof and in accordance with the 1940 Act. In the case of any conflict, the 1940 Act shall prevail.
17. Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, all of which shall together constitute one and the same instrument.
18. Certain Definitions. For the purposes of this Agreement and except as otherwise provided herein, "interested person," "affiliated person," and
"assignment" shall have their respective meanings as set forth in the 1940 Act, subject, however, to such exemptions as may be granted by the SEC.
19. Captions. The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.
20. Severability. If any provision of this Agreement shall be held or made invalid by a court decision or applicable law, the remainder of the Agreement shall not be affected adversely and shall remain in full force and effect.
21. Entire Agreement. This Agreement, together with all exhibits, attachments and appendices, contains the entire understanding and agreement of the parties with respect to the subject matter hereof. 21

IN WITNESS WHEREOF, the parties hereto have
executed this Agreement on the day and year first
written above.
ABERDEEN INCOME CREDIT STRATEGIES FUND
By: ___/s/Randolph Takian__________________
Name: Randolph Takian
Title: Trustee and Chief Executive Officer
ADVISER:
ABERDEEN ASSET MANAGERS LIMITED
By: /s/ Gordon Brough
Name: Gordon Brough
Title: Authorised Signatory
SUBADVISER:
ABERDEEN ASSET MANAGEMENT INC.
By: /s/ Lucia Sitar
Name: Lucia Sitar
Title: Vice President
EXHIBIT A
SUBADVISORY AGREEMENT AMONG
ABERDEEN INCOME CREDIT STRATEGIES FUND,
ABERDEEN ASSET MANAGERS LIMITED
AND ABERDEEN ASSET MANAGEMENT INC.
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Information Classification: Limited Access

Information Classification: Limited Access